Employees' Retirement Benefits (Schedule Of Reconciliation Of The Changes In The Plans' Benefit Obligations And Fair Value Of Plan Assets) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Oct. 01, 2013	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Plan amendment	¥ (76,050)
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of year		¥ 1,903,160	¥ 2,012,924
Service cost		65,160	72,631	¥ 72,628
Interest cost		25,510	30,021	37,511
Actuarial loss (gain)		54,522	(46,672)
Other		(11,992)	7,249
Benefit payments - Lump-sum severance payments and Pension		(156,391)	(172,993)
Benefit obligation, end of year		1,879,969	1,903,160	2,012,924
Fair value of plan assets, beginning of year		1,130,188	1,125,165
Actual return on plan assets		96,646	71,150
Employer contributions		3,028	42,130
Other changes in fair value of plan assets		1,571	2,967
Benefit payments - Pension		(108,697)	(111,224)
Fair value of plan assets, end of year		1,122,736	1,130,188	1,125,165
Under-funded status		(757,233)	(772,972)
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of year		1,553,265	1,601,091
Service cost		37,281	39,098	37,647
Interest cost		21,278	22,961	27,260
Actuarial loss (gain)		97,160	173
Plan amendment			(76,050)
Other		9,293	122
Benefit payments - Lump-sum severance payments and Pension		(34,846)	(34,130)
Benefit obligation, end of year		1,683,431	1,553,265	1,601,091
Fair value of plan assets, beginning of year		1,056,584	983,336
Actual return on plan assets		116,626	96,590
Employer contributions		16,818	7,052
Employee contributions		3,753	3,557	3,573
Other changes in fair value of plan assets		6,169	179
Benefit payments - Pension		(34,846)	(34,130)
Fair value of plan assets, end of year		1,165,104	1,056,584	¥ 983,336
Under-funded status		¥ (518,327)	¥ (496,681)